UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8558

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31,

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.7%
Security	Shares	Value
Biotechnology — 5.0%
Arena Pharmaceuticals, Inc.(1)	30,000	$531,300
Celgene Corp.(1)	76,000	2,888,000
Ligand Pharmaceuticals, Inc., Class B(1)	134,000	1,668,300
Medimmune, Inc.(1)	36,000	1,313,640
		$6,401,240
Capital Markets — 5.7%
E*Trade Financial Corp.(1)	285,000	$7,290,300
		$7,290,300
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	25,000	$646,000
		$646,000
Communications Equipment — 4.1%
Research In Motion, Ltd.(1)	75,129	$5,298,848
		$5,298,848
Construction Materials — 2.9%
Martin Marietta Materials, Inc.	37,000	$3,607,500
U.S. Concrete, Inc.(1)	8,500	106,505
		$3,714,005
Consumer Finance — 0.6%
Student Loan Corp. (The)	3,400	$746,266
		$746,266
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	3,500	$117,285
DeVry, Inc.(1)	68,000	1,596,640
		$1,713,925
Diversified Financial Services — 3.8%
Midcap SPDR Trust Series I	26,000	$3,673,020
SPDR Trust Series 1	9,800	1,257,340
		$4,930,360

Security	Shares	Value
Electric Utilities — 2.0%
British Energy Group PLC(1)	240,000	$2,591,861
		$2,591,861
Electronic Equipment & Instruments — 0.5%
Photon Dynamics, Inc.(1)	31,000	$656,890
Symbol Technologies, Inc.	74	860
		$657,750
Energy Equipment & Services — 3.1%
Pride International, Inc.(1)	43,000	$1,331,710
Transocean, Inc.(1)	16,000	1,186,880
Trico Marine Services, Inc.(1)	49,519	1,442,489
		$3,961,079
Health Care Equipment & Supplies — 2.4%
Cyberonics, Inc.(1)	10,000	$271,700
I-Flow Corp.(1)	20,425	280,435
Mentor Corp.	44,000	1,893,760
Thoratec Corp.(1)	32,000	643,840
		$3,089,735
Health Care Providers & Services — 4.6%
Caremark Rx, Inc.(1)	30,000	$1,492,500
DaVita, Inc.(1)	32,000	1,868,480
eResearch Technology, Inc.(1)	60,000	882,600
Henry Schein, Inc.(1)	30,000	1,399,500
Omnicare, Inc.	5,000	304,250
		$5,947,330
Hotels, Restaurants & Leisure — 4.8%
Pinnacle Entertainment, Inc.(1)	25,000	$701,250
Six Flags, Inc.(1)	454,300	4,792,865
WMS Industries, Inc.(1)	24,000	697,200
		$6,191,315
Insurance — 2.9%
Admiral Group PLC	150,000	$1,483,553
Old Republic International Corp.	50,000	1,064,500
PartnerRe, Ltd.	19,000	1,151,590
		$3,699,643

See notes to financial statements

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Software & Services — 4.1%
Google, Inc., Class A(1)	10,600	$3,843,772
Greenfield Online, Inc.(1)	42,738	299,593
HomeStore, Inc.(1)	3,941	24,513
ValueClick, Inc.(1)	60,000	1,050,600
		$5,218,478
IT Services — 8.7%
CheckFree Corp.(1)	60,608	$2,997,672
Gartner, Inc.(1)	110,000	1,548,800
Kanbay International, Inc.(1)	82,000	1,392,360
MoneyGram International, Inc.	77,000	2,207,590
Patni Computer Systems, Ltd. ADR(1)	50,000	1,200,000
Satyam Computer Services, Ltd. ADR	39,000	1,604,850
Syntel, Inc.	9,800	166,600
		$11,117,872
Machinery — 0.9%
Caterpillar, Inc.	5,890	$430,441
Parker Hannifin Corp.	8,500	664,445
		$1,094,886
Marine — 0.5%
American Commercial Lines, Inc.(1)	15,060	$572,280
		$572,280
Media — 1.6%
Central European Media Enterprises, Ltd.(1)	36,000	$2,074,680
		$2,074,680
Metals & Mining — 4.4%
Gabriel Resources, Ltd.(1)	148,119	$361,853
Gammon Lake Resources, Inc.(1)	160,000	2,566,400
NovaGold Resources, Inc.(1)	74,857	916,998
Western Silver Corp.(1)	95,000	1,840,150
		$5,685,401
Multiline Retail — 1.0%
Big Lots, Inc.(1)	50,000	$635,500
Saks, Inc.	35,000	661,500
		$1,297,000

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Amerada Hess Corp.	28,500	$3,941,835
Arch Coal, Inc.	16,450	1,202,660
Parallel Petroleum Corp.(1)	35,916	610,931
SXR Uranium One, Inc.(1)	338,852	2,382,193
		$8,137,619
Personal Products — 0.5%
Herbalife, Ltd.(1)	21,898	$678,619
		$678,619
Pharmaceuticals — 4.5%
Adams Respiratory Therapeutics, Inc.(1)	14,000	$525,140
Medicines Co., (The)(1)	36,000	734,040
Par Pharmaceutical Cos., Inc.(1)	23,000	684,020
Shire Pharmaceuticals PLC ADR	79,000	3,758,820
		$5,702,020
Semiconductors & Semiconductor Equipment — 6.1%
Atheros Communications, Inc.(1)	149,000	$3,066,420
Micron Technology, Inc.(1)	158,000	2,450,580
PDF Solutions, Inc.(1)	80,000	1,351,200
Tessera Technologies, Inc.(1)	30,000	936,900
		$7,805,100
Software — 1.5%
RSA Security, Inc.(1)	85,000	$1,247,800
Symantec Corp.(1)	40,000	675,600
		$1,923,400
Specialty Retail — 1.7%
Circuit City Stores, Inc.	25,000	$600,750
Men's Wearhouse, Inc., (The)	24,000	751,680
Tweeter Home Entertainment Group, Inc.(1)	100,000	804,000
		$2,156,430
Tobacco — 1.0%
Loews Corp. - Carolina Group	28,000	$1,329,720
		$1,329,720

See notes to financial statements

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 5.6%
NII Holdings, Inc.(1)	124,000	$6,351,280
OAO Vimpel-Communications ADR(1)	19,000	836,000
		$7,187,280
Total Common Stocks (identified cost $97,331,606)		$118,860,442
Commercial Paper — 3.9%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.56%, 3/1/06	5,078	$5,078,000
Total Commercial Paper (at amortized cost, $5,078,000)		$5,078,000

Short-Term Investments — 4.7%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	2,000	$2,000,000
Societe Generale Time Deposit, 4.563%, 3/1/06	4,000	4,000,000
Total Short-Term Investments (at amortized cost, $6,000,000)		$6,000,000
Total Investments — 101.3% (identified cost $108,409,606)		$129,938,442
Other Assets, Less Liabilities — (1.3)%		$(1,727,461)
Net Assets — 100.0%		$128,210,981

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	79.5%	$101,870,646
Canada	10.4	13,366,442
United Kingdom	6.1	7,834,234
Bermuda	2.5	3,226,270
India	2.2	2,804,850
Russia	0.6	836,000
	101.3%	$129,938,442

See notes to financial statements

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $108,409,606)	$129,938,442
Cash	1,718
Receivable for investments sold	875,425
Interest and dividends receivable	35,410
Total assets	$130,850,995
Liabilities
Payable for investments purchased	$2,542,160
Payable to affiliate for investment advisory fees	67,810
Accrued expenses	30,044
Total liabilities	$2,640,014
Net Assets applicable to investors' interest in Portfolio	$128,210,981
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$106,680,704
Net unrealized appreciation (computed on the basis of identified cost)	21,530,277
Total	$128,210,981

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $491)	$211,685
Interest	90,689
Total investment income	$302,374
Expenses
Investment adviser fee	$385,651
Trustees' fees and expenses	5,822
Custodian fee	46,322
Legal and accounting services	19,367
Interest expense	4,935
Miscellaneous	2,716
Total expenses	$464,813
Deduct — Reduction of investment adviser fee	$7,208
Total expense reductions	$7,208
Net expenses	$457,605
Net investment loss	$(155,231)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,888,328
Foreign currency transactions	(7,755)
Net realized gain	$9,880,573
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,183,223
Foreign currency	1,441
Net change in unrealized appreciation (depreciation)	$1,184,664
Net realized and unrealized gain	$11,065,237
Net increase in net assets from operations	$10,910,006

See notes to financial statements

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(155,231)	$27,358
Net realized gain (loss) from investment transactions and foreign currency transactions	9,880,573	13,858,301
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,184,664	11,208,742
Net increase in net assets from operations	$10,910,006	$25,094,401
Capital transactions — Contributions	$6,851,425	$9,771,545
Withdrawals	(12,434,609)	(25,071,099)
Net decrease in net assets from capital transactions	$(5,583,184)	$(15,299,554)
Net increase in net assets	$5,326,822	$9,794,847
Net Assets
At beginning of period	$122,884,159	$113,089,312
At end of period	$128,210,981	$122,884,159

See notes to financial statements

Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005		2004	2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(1)	0.75%		0.74%	0.77%	0.75%	0.73%
Net expenses after custodian fee reduction	0.74	%(1)	0.75%		0.74%	0.77%	0.75%	0.73%
Interest expense	0.01	%(1)	0.00	%(2)	0.01%	—	—	0.04%
Net investment income (loss)	(0.25	)%(1)	0.02%		(0.09)%	(0.52)%	(0.44)%	(0.20)%
Portfolio Turnover	112%		201%		276%	217%	282%	301%
Total Return(3)	9.14%		23.55%		(3.47)%	33.37%	(23.66)%	—
Net assets, end of period (000's omitted)	$128,211		$122,884		$113,089	$114,496	$89,799	$122,467
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.75	%(1)	0.76%
Expenses after custodian fee reduction	0.75	%(1)	0.76%
Interest expense	0.01	%(1)	0.00	%(2)
Net investment income (loss)	(0.26	)%(1)	0.01%

(1)  Annualized.

(2)  Amounts represent less than 0.01%

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. A secondary consideration is investment income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C  Income Taxes — The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances used to reduce the Portfolio's custodian fees for the six months ended February 28, 2006.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles

Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 28, 2006, the fee amounted to $385,651. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2006, BMR waived $7,208 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $134,444,600 and $149,750,807 respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$108,409,606
Gross unrealized appreciation	$22,842,751
Gross unrealized depreciation	(1,313,915)
Net unrealized appreciation	$21,528,836

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2006, the Portfolio did not have a balance outstanding pursuant to this line of credit. The Portfolio did not have any significant borrowings during the six months ended February 28, 2006.

Eaton Vance Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-4/06  GFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

	Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 18, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 18, 2006